Acquisitions, Disposals and Other Transactions	12 Months Ended
Jun. 30, 2024
Business Combinations [Abstract]
Acquisitions, Disposals and Other Transactions
NOTE 5. ACQUISITIONS, DISPOSALS AND OTHER TRANSACTIONS
Fiscal 2022
OPIS
In February 2022, the Company acquired the Oil Price Information Service business and related assets (“OPIS”) from S&P Global Inc. (“S&P”) and IHS Markit Ltd. for $1.15 billion in cash, subject to customary purchase price adjustments. OPIS is a global industry standard for benchmark and reference pricing and news and analytics for the oil, natural gas liquids and biofuels industries. The business also provides pricing and news and analytics for the coal, mining and metals end markets and insights and analytics in renewables and carbon pricing. The acquisition enables Dow Jones to become a leading provider of energy and renewables information and furthers its goal of building the leading global business news and information platform for professionals. OPIS is a subsidiary of Dow Jones, and its results are included in the Dow Jones segment.
As a result of the acquisition, the Company recorded net tangible liabilities of approximately $1 million primarily related to deferred revenue and accounts receivable and $620 million of identifiable intangible assets, consisting primarily of $528 million of customer relationships with a useful life of 20 years, $54 million in tradenames, including $48 million related to the OPIS tradename with an indefinite life, and $38 million related to technology with a weighted average useful life of six years. In accordance with ASC 350, the excess of the total consideration over the fair values of the net tangible and intangible assets of $538 million was recorded as goodwill on the transaction.
REA Group Sale of Malaysia and Thailand Businesses
In August 2021, REA Group acquired an 18% interest (16.6% on a diluted basis) in PropertyGuru Pte. Ltd., now PropertyGuru Group Ltd. (“PropertyGuru”), a leading digital property technology company operating marketplaces in Southeast Asia, in exchange for all shares of REA Group’s entities in Malaysia and Thailand. The transaction was completed after REA Group entered into an agreement to sell its 27% interest in its existing venture with 99.co. The transaction creates a leading digital real estate services company in Southeast Asia, new opportunities for collaboration and access to a deeper pool of expertise, technology and investment in the region. REA Group received one seat on the board of directors of PropertyGuru as part of the transaction.
In March 2022, PropertyGuru completed its merger with Bridgetown 2 Holdings Limited. As a result of the merger and subsequent investments made in connection with the transaction, REA Group’s ownership interest in PropertyGuru was 17.5% and a gain of approximately $15 million was recorded in Other, net.
Base Chemicals
In June 2022, the Company acquired the Base Chemicals (rebranded Chemical Market Analytics, “CMA”) business from S&P for $295 million in cash, subject to customary purchase price adjustments. CMA provides pricing data, insights, analysis and forecasting for key base chemicals through its leading Market Advisory and World Analysis services. The acquisition enables Dow Jones to become a leading provider of base chemicals information and furthers its goal of building the leading global business news and information platform for professionals. CMA is operated by Dow Jones, and its results are included in the Dow Jones segment.
As a result of the acquisition, the Company recorded net tangible liabilities of approximately $22 million primarily related to deferred revenue and accounts receivable and $189 million of identifiable intangible assets, consisting primarily of $145 million of customer relationships with a useful life of 20 years, $31 million related to technology with a weighted average useful life of 14 years and $13 million in tradenames with a useful life of 20 years. In accordance with ASC 350, the excess of the total consideration over the fair values of the net tangible and intangible assets of $121 million was recorded as goodwill on the transaction.
UpNest
In June 2022, the Company acquired UpNest, Inc. (rebranded RealChoiceTM Selling) for closing cash consideration of approximately $45 million, subject to customary purchase price adjustments, and up to $15 million in future cash consideration based upon the achievement of certain performance objectives over the next two years. The Company recorded an $8 million liability related to the contingent consideration, representing the estimated fair value. RealChoiceTM Selling is a real estate agent marketplace that matches home sellers and buyers with top local agents who compete for their business. The RealChoiceTM Selling acquisition helps Realtor.com® further expand its services and support for home sellers and listing agents and brokers. RealChoiceTM Selling is a subsidiary of Move, and its results are included within the Digital Real Estate Services segment.
As a result of the acquisition, the Company recorded approximately $16 million of identifiable intangible assets, consisting primarily of customer relationships and technology platforms. In accordance with ASC 350, the excess of the total consideration over the fair values of the net tangible and intangible assets of approximately $40 million was recorded as goodwill on the transaction.